BUSINESS COMBINATIONS	6 Months Ended
Jun. 30, 2020
BUSINESS COMBINATIONS

8     BUSINESS COMBINATIONS

The movement of goodwill is set out as below:

As of June 30, 2020
Balance at the beginning of the period	1,905,840
Addition during the period	503,485
Balance at end of period	2,409,325

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. The goodwill is not deductible for tax purposes. Goodwill is assigned to the design, build-out and operation of data centers reporting unit.

Beijing 10, Beijing 11 and Beijing 12 Acquisition

On June 5, 2020, the Company consummated an acquisition of all equity interests in a target group from third parties for an aggregate cash consideration of RMB847,586 (including contingent considerations of RMB130,720). As of the acquisition date, the Company estimated that, pursuant to the share purchase agreement, all specified conditions would be met and the Company would be obligated to settle full amount of the purchase price of RMB847,586. As of June 30, 2020, the fair value of remaining consideration payable was RMB527,586, which was recorded in other payables. The payment schedule of remaining consideration is based on the milestone related to the achievement of all specified conditions.

The target group owns three data center projects (“Beijing 10, Beijing 11 and Beijing 12”) in Beijing, China.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration		847,586
Effective settlement of pre-existing relationship upon consolidation	(i)	34,477
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(2,349)
Accounts receivable		(81,027)
Property and equipment	(ii)	(1,971,432)
Operating lease ROU assets		(94,821)
Identifiable intangible assets	(iii)	(191,000)
Other assets		(149,956)
Accounts payable		727,043
Finance lease and other financing obligations, current		171,979
Operating lease liabilities, current		6,092
Finance lease and other financing obligations, non-current		1,062,114
Operating lease liabilities, non-current		92,360
Deferred tax liabilities		13,833
Other liabilities		38,586
Total identifiable net assets		(378,578)
Goodwill	(iv)	503,485

Note (i):Prior to the acquisition, the Company had receivables from the target group of RMB34,477, which was effectively settled upon completion of the acquisition.

Note (ii):Property and equipment acquired included properties acquired under finance lease of RMB632,427.

Note (iii):Identifiable intangible assets acquired consisted of customer relationships of RMB191,000 with an estimated useful life of 7.6 years.

Note (iv):Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.

The amounts of net revenue and net profit of the target group included in the Company’s consolidated statements of operations from the acquisition date to June 30, 2020 amounted to RMB28,850 and RMB582, respectively.

Supplemental pro forma financial information as if the acquisitions had occurred as of the earliest date presented has not been provided as the acquisitions are not material to the Company’s results of operations in the six-month period ended June 30, 2020.

Guangzhou 3 Acquisition

On May 2, 2018, the Company consummated an acquisition of all equity interests in a target group comprising onshore and offshore entities from third parties for an aggregate cash consideration of RMB262,244 (including contingent considerations of RMB245,244). As of the acquisition date, the Company estimated that, pursuant to the share purchase agreement, all specified conditions would be met and the Company would be obligated to settle full amount of the purchase price of RMB262,244. As of December 31, 2019, the fair value of remaining consideration payable was RMB118,336, of which RMB95,274 and RMB23,062 were recorded in other payables and other long-term liabilities, respectively. Pursuant to a supplemental agreement entered into between the seller and the Company in May 2020, both parties agreed to reduce the total cash consideration (including contingent consideration) from RMB262,244 to RMB207,310, subject to the achievement of the revised conditions as set out in the supplemental agreement. The adjustment of the cash consideration of RMB55,154 was recognized as gain from purchase price adjustment in the consolidated statement of operations for the six-month period ended June 30, 2020. As of June 30, 2020, the fair value of remaining consideration payable was RMB51,067, of which RMB31,412 and RMB19,655 were recorded in other payables and other long-term liabilities, respectively. The payment schedule of remaining consideration is based on the milestone related to the achievement of all specified conditions.

Asset acquisitions

In the six-month period ended June 30, 2020, the Company consummated several acquisitions of certain target entities for total cash considerations (net of the cash acquired) of RMB36,952. These acquisitions did not meet the definition of a business as of the acquisition date in accordance with ASC 805, Business Combinations, and were accounted for as assets acquisitions. The primary assets acquired were properties self-owned or under finance leases, equipment and leasehold improvements. As of December 31, 2019 and June 30, 2020, the remaining consideration payable for asset acquisitions was RMB13,070 and RMB45,440, respectively, which was recorded in other payables.